Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment

September 30,		2014	2013
	Estimated Useful Life	(In thousands)
Land	—	$113,353	$92,560
Buildings	25 - 40	143,627	132,822
Leasehold improvements	7 - 15	8,547	8,411
Capitalized software	5	11,557	—
Furniture, fixtures and equipment	2 - 10	53,597	36,798
		330,681	270,591
Less accumulated depreciation and amortization		(73,138)	(64,419)
		$257,543	$206,172